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                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND

                      Supplement to the Current Prospectus


         During the period from March 2, 1998, through June 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay EQ Financial Consultants, Inc., 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay EQ Financial Consultants, Inc., an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.


     The date of this Supplement is March 2, 1998 as amended April 1, 1998.

                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND

                      Supplement to the Current Prospectus


         During the period from March 2, 1998, through June 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Investment Management and Research, Inc., 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Investment Management and Research, Inc., an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.


     The date of this Supplement is March 2, 1998 as amended April 1, 1998.